Accounts Payable, Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other Liabilities
21.	Accounts payable, accrued expenses and other liabilities

(In thousands)	December 31, 2019	December 31, 2020
Accounts payable to suppliers	16,728	8,701
Accrued bonus and staff costs	14,712	18,272
Other deposits	2,487	1,788
Other taxes payable (note)	771	934
Deferred government grant	86	—
Accrued professional fees	2,183	3,169
Accrued marketing expenses	199	342
Others	881	1,237
Total	38,047	34,443

Note:

Other taxes payable represents business tax, VAT and related surcharges and PRC individual income tax of employees withheld by the Group.